Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Entity Registrant Name	Global Partner Acquisition Corp II
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0001831979
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	646
Local Phone Number	585-8975
Entity Primary SIC Number	6770
Amendment Description	Amendment No. 4
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	32nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	646
Local Phone Number	585-8975
Contact Personnel Name	Global Partner Sponsor II LLC